Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2009
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ 16,766	$ 17,259	$ 15,636	$ (11,258)	$ 15,447	$ 16,758	$ 14,655	$ 20,980	$ 38,403	[1]	$ 67,840	[1]	$ 66,298	[1]
Total basic average common shares outstanding	161,784,000	161,642,000	161,500,000	165,541,000	165,989,000	165,869,000	165,734,000	165,854,000	162,625,274		165,862,176		165,576,334
Total diluted average common shares outstanding									162,632,665		165,899,445		165,721,176
Basic	$ 0.10	$ 0.10	$ 0.10	$ (0.07)	$ 0.09	$ 0.10	$ 0.09	$ 0.13	$ 0.24		$ 0.41		$ 0.40
Diluted	$ 0.10	$ 0.10	$ 0.10	$ (0.07)	$ 0.09	$ 0.10	$ 0.09	$ 0.13	$ 0.24		$ 0.41		$ 0.40
Antidilutive stock options and RRP, excluded from the diluted average common shares outstanding calculation									898,415		642,777		167,626
Corporate Reorganization, Common Stock Exchange Ratio									2.2637
Average Common Shares Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total basic average common shares outstanding									162,432,315		165,689,601		165,403,759
Average Committed ESOP Shares Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total basic average common shares outstanding									192,959		172,575		172,575
Effect Of Dilutive RRP Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total diluted average common shares outstanding									2,747		6,492		12,174
Effect Of Dilutive Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total diluted average common shares outstanding									4,644		30,777		132,668

[1]	Net income available to participating securities (unvested RRP shares) was inconsequential for fiscal years 2011, 2010, and 2009.